Commitments and Contingencies Future Committments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Supply contracts [Abstract]
2012	$ 186.4
2013	193.4
2014	156.0
2015	92.4
2016	92.4
Thereafter	0
Total	720.6
Unrecorded Unconditional Purchase Obligation, Purchases	559.5	492.8	599.8
Advertising and Promotions Future Commitments Due [Abstract]
2012	79.6
2013	71.0
2014	70.2
2015	56.3
2016	44.8
Thereafter	111.4
Total	433.3
Advertising Expense	398.8	361.6	349.3
Operating Leases, Future Minimum Payments Due [Abstract]
2012	30.0
2013	24.1
2014	17.4
2015	10.9
2016	6.4
Thereafter	27.1
Total	115.9
Operating Leases, Rent Expense	$ 35.3	$ 33.5	$ 31.0